Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for Morgan M. Schuessler, Jr. ($)(¹)	Compensation Actually Paid to Morgan M. Schuessler, Jr. ($)(¹)(²)(³)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(¹)	Average Compensation Actually Paid to Non-PEO NEOs ($)(¹)(²)(³)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($) (in millions)	Adjusted EBITDA ($) (in millions)(⁵)
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	8,284,421	(1,211,534)	2,376,560	704,449	96.73	138.11	239	269.5
2021	7,498,179	17,225,866	1,941,710	3,750,040	148.53	191.60	161	294.8
2020	5,318,246	8,968,920	1,386,293	1,925,877	116.29	143.23	104	240.5

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Mr. Schuessler was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Joaquín A. Castrillo	Joaquín A. Castrillo	Joaquín A. Castrillo
Guillermo Rospigliosi	Guillermo Rospigliosi	Miguel Vizcarrondo
Miguel Vizcarrondo	Miguel Vizcarrondo	Luis A. Rodríguez
Luis A. Rodríguez	Diego Viglianco	Diego Viglianco

PEO Total Compensation Amount	$ 8,284,421	$ 7,498,179	$ 5,318,246
PEO Actually Paid Compensation Amount	$ (1,211,534)	17,225,866	8,968,920
Adjustment To PEO Compensation, Footnote [Text Block]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation table total with certain adjustments as described in footnote 3 below.Compensation Actually Paid requires certain adjustments to the value of vested and unvested equity awards based on year-end stock price, accounting valuation assumptions and projected performance payout factors as required by SEC rules. As noted above, these amounts do not represent the actual amount of compensation earned or paid to our NEOs and the Company’s Compensation Committee does not consider these amounts when making incentive compensation decisions. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation table.

Year	Summary Compensation Table Total for Morgan M. Schuessler, Jr. ($)	Exclusion of Change in Pension Value for Morgan M. Schuessler, Jr. ($)	Exclusion of Stock Awards and Option Awards for Morgan M. Schuessler, Jr. ($)	Inclusion of Pension Service Cost for Morgan M. Schuessler, Jr. ($)	Inclusion of Equity Values for Morgan M. Schuessler, Jr. ($)	Compensation Actually Paid to Morgan M. Schuessler, Jr. ($)
2022	8,284,421	—	(5,750,000)	—	(3,745,955)	(1,211,534)
2021	7,498,179	—	(5,250,000)	—	14,977,687	17,225,866
2020	5,318,246	—	(3,600,000)	—	7,250,674	8,968,920

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,376,560	—	(1,331,250)	—	(340,861)	704,449
2021	1,941,710	—	(1,177,010)	—	2,985,340	3,750,040
2020	1,386,293	—	(756,250)	—	1,295,834	1,925,877

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Morgan M. Schuessler, Jr. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Morgan M. Schuessler, Jr. ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Morgan M. Schuessler, Jr. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Morgan M. Schuessler, Jr. ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Morgan M. Schuessler, Jr. ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Morgan M. Schuessler, Jr. ($)	Total - Inclusion of Equity Values for Morgan M. Schuessler, Jr. ($)
2022	4,381,994	(7,017,084)	—	(1,110,865)	—	—	(3,745,955)
2021	12,658,516	2,468,946	—	(149,775)	—	—	14,977,687
2020	5,092,631	2,274,401	—	(116,358)	—	—	7,250,674

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,026,333	(1,196,824)	—	(170,370)	—	—	(340,861)
2021	2,624,914	370,648	—	(10,222)	—	—	2,985,340
2020	1,062,406	248,799	—	(15,371)	—	—	1,295,834

Non-PEO NEO Average Total Compensation Amount	$ 2,376,560	1,941,710	1,386,293
Non-PEO NEO Average Compensation Actually Paid Amount	$ 704,449	3,750,040	1,925,877
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation table total with certain adjustments as described in footnote 3 below.Compensation Actually Paid requires certain adjustments to the value of vested and unvested equity awards based on year-end stock price, accounting valuation assumptions and projected performance payout factors as required by SEC rules. As noted above, these amounts do not represent the actual amount of compensation earned or paid to our NEOs and the Company’s Compensation Committee does not consider these amounts when making incentive compensation decisions. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation table.

Year	Summary Compensation Table Total for Morgan M. Schuessler, Jr. ($)	Exclusion of Change in Pension Value for Morgan M. Schuessler, Jr. ($)	Exclusion of Stock Awards and Option Awards for Morgan M. Schuessler, Jr. ($)	Inclusion of Pension Service Cost for Morgan M. Schuessler, Jr. ($)	Inclusion of Equity Values for Morgan M. Schuessler, Jr. ($)	Compensation Actually Paid to Morgan M. Schuessler, Jr. ($)
2022	8,284,421	—	(5,750,000)	—	(3,745,955)	(1,211,534)
2021	7,498,179	—	(5,250,000)	—	14,977,687	17,225,866
2020	5,318,246	—	(3,600,000)	—	7,250,674	8,968,920

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,376,560	—	(1,331,250)	—	(340,861)	704,449
2021	1,941,710	—	(1,177,010)	—	2,985,340	3,750,040
2020	1,386,293	—	(756,250)	—	1,295,834	1,925,877

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Morgan M. Schuessler, Jr. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Morgan M. Schuessler, Jr. ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Morgan M. Schuessler, Jr. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Morgan M. Schuessler, Jr. ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Morgan M. Schuessler, Jr. ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Morgan M. Schuessler, Jr. ($)	Total - Inclusion of Equity Values for Morgan M. Schuessler, Jr. ($)
2022	4,381,994	(7,017,084)	—	(1,110,865)	—	—	(3,745,955)
2021	12,658,516	2,468,946	—	(149,775)	—	—	14,977,687
2020	5,092,631	2,274,401	—	(116,358)	—	—	7,250,674

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,026,333	(1,196,824)	—	(170,370)	—	—	(340,861)
2021	2,624,914	370,648	—	(10,222)	—	—	2,985,340
2020	1,062,406	248,799	—	(15,371)	—	—	1,295,834

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Company-Selected Measure during the three most recently completed fiscal years. Refer to Compensation Discussion and Analysis section "Performance Highlights" for the definition of Adjusted EBITDA.

Total Shareholder Return Vs Peer Group [Text Block]	The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the S&P Composite 1500 - Information Technology Index over the same period.
Tabular List [Table Text Block]

Adjusted EBITDA
Adjusted Net Income
Revenue

Total Shareholder Return Amount	$ 96.73	148.53	116.29
Peer Group Total Shareholder Return Amount	138.11	191.60	143.23
Net Income (Loss)	$ 239,000,000	$ 161,000,000	$ 104,000,000
Company Selected Measure Amount	269,500,000	294,800,000	240,500,000
PEO Name	Mr. Schuessler
Additional 402(v) Disclosure [Text Block]	The Peer Group TSR set forth in this table utilizes the S&P Composite 1500 - Information Technology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P Composite 1500 - Information Technology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	We determined Adjusted EBITDA, which is a non-GAAP measure, to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. We define “EBITDA” as earnings before interest, taxes, depreciation and amortization and “Adjusted EBITDA” as EBITDA further adjusted to exclude unusual items and other adjustments. See Appendix A for a reconciliation of GAAP and non-GAAP financial measures to our results, as reported in the Company’s Annual Report on Form 10-K for the fiscal year ended on December 31, 2022. Adjusted EBITDA may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
PEO [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Stock Awards And Option Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,750,000)	(5,250,000)	(3,600,000)
PEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,745,955)	14,977,687	7,250,674
PEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	4,381,994	12,658,516	5,092,631
PEO [Member] | Equity Awards In Prior Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(7,017,084)	2,468,946	2,274,401
PEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards In Prior Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(1,110,865)	(149,775)	(116,358)
PEO [Member] | Equity Awards In Prior Year, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock Awards And Option Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,331,250)	(1,177,010)	(756,250)
Non-PEO NEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(340,861)	2,985,340	1,295,834
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	1,026,333	2,624,914	1,062,406
Non-PEO NEO [Member] | Equity Awards In Prior Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(1,196,824)	370,648	248,799
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards In Prior Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(170,370)	(10,222)	(15,371)
Non-PEO NEO [Member] | Equity Awards In Prior Year, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	$ 0	$ 0	$ 0